Investments in Securities - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Unrealized losses on available-for-sale debt securities	$ (56)	$ (69)